Consolidating financial information - Balance sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Assets
Cash and balances at central banks	£ 77,858	£ 88,897		£ 98,337
Trading assets	76,745	75,119
Derivatives	150,029	133,349
Settlement balances	4,387	2,928
Loans to banks - amortised cost	10,689	12,947
Loans to customers - amortised cost	326,947	305,089
Amount due from holding company and fellow subsidiaries	436	404
Other financial assets.	61,452	59,485
Intangible assets	6,622	6,616
Other assets	8,310	9,805
Total assets	723,039	694,235		738,056
Liabilities
Bank deposits	20,493	23,297
Customer deposits	369,247	360,914
Settlement balances	4,069	3,066
Trading liabilities	73,949	72,350
Derivatives	146,879	128,897
Other financial liabilities.	45,220	39,732
Subordinated liabilities	9,979	10,535
Other liabilities	9,647	8,954
Total liabilities	679,483	647,745		688,963
Owners' equity	43,547	45,736
Non-controlling interests	9	754
Total equity	43,556	46,490	[1]	£ 49,093	[1]
Total liabilities and equity	723,039	694,235
Consolidation adjustments
Assets
Trading assets	(3)	(99)
Derivatives	(4,915)	(2,717)
Loans to banks - amortised cost	14	(34)
Loans to customers - amortised cost	(13)	(19)
Amount due from holding company and fellow subsidiaries	(42,320)	(51,468)
Other financial assets.	(277)	(232)
Intangible assets	302	302
Other assets	(60,674)	(60,023)
Total assets	(107,886)	(114,290)
Liabilities
Bank deposits	(1)	(76)
Customer deposits	2	(7)
Amounts due to holding company and fellow subsidiaries	(42,320)	(51,468)
Trading liabilities	(3)	(99)
Derivatives	(4,917)	(2,717)
Other financial liabilities.	(82)	7
Subordinated liabilities	(143)	(123)
Other liabilities	(170)	(561)
Total liabilities	(47,634)	(55,044)
Owners' equity	(60,252)	(59,989)
Non-controlling interests		743
Total equity	(60,252)	(59,246)
Total liabilities and equity	(107,886)	(114,290)
RBSG plc
Assets
Derivatives	979	543
Amount due from holding company and fellow subsidiaries	25,018	22,791
Other financial assets.	277	241
Other assets	55,809	56,773
Total assets	82,083	80,348
Liabilities
Amounts due to holding company and fellow subsidiaries	439	635
Derivatives	711	445
Other financial liabilities.	19,331	16,821
Subordinated liabilities	7,647	7,941
Other liabilities	168	119
Total liabilities	28,296	25,961
Owners' equity	53,787	54,387
Total equity	53,787	54,387
Total liabilities and equity	82,083	80,348
NWM Plc
Assets
Cash and balances at central banks	9,953	11,095
Trading assets	57,768	61,990
Derivatives	147,458	134,291
Settlement balances	3,353	1,421
Loans to banks - amortised cost	238	454
Loans to customers - amortised cost	6,910	7,908
Amount due from holding company and fellow subsidiaries	7,145	11,800
Other financial assets.	11,636	10,995
Other assets	3,592	2,087
Total assets	248,053	242,041
Liabilities
Bank deposits	2,038	2,777
Customer deposits	2,247	2,390
Amounts due to holding company and fellow subsidiaries	16,858	23,505
Settlement balances	2,648	1,977
Trading liabilities	53,576	54,540
Derivatives	142,390	129,974
Other financial liabilities.	16,880	15,621
Subordinated liabilities	590	658
Other liabilities	1,195	1,677
Total liabilities	238,422	233,119
Owners' equity	9,631	8,922
Total equity	9,631	8,922
Total liabilities and equity	248,053	242,041
Subsidiaries
Assets
Cash and balances at central banks	67,905	77,802
Trading assets	18,980	13,228
Derivatives	6,507	1,232
Settlement balances	1,034	1,507
Loans to banks - amortised cost	10,437	12,527
Loans to customers - amortised cost	320,050	297,200
Amount due from holding company and fellow subsidiaries	10,157	16,877
Other financial assets.	49,816	48,481
Intangible assets	6,320	6,314
Other assets	9,583	10,968
Total assets	500,789	486,136
Liabilities
Bank deposits	18,456	20,596
Customer deposits	366,998	358,531
Amounts due to holding company and fellow subsidiaries	25,023	27,328
Settlement balances	1,421	1,089
Trading liabilities	20,376	17,909
Derivatives	8,695	1,195
Other financial liabilities.	9,091	7,283
Subordinated liabilities	1,885	2,059
Other liabilities	8,454	7,719
Total liabilities	460,399	443,709
Owners' equity	40,381	42,416
Non-controlling interests	9	11
Total equity	40,390	42,427
Total liabilities and equity	£ 500,789	£ 486,136

[1]	Restated for IAS12 ‘income taxes’ refer to accounting policy 1, Other amendments to IFRS, for further details.